SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-capital losses carried forward	$ 1,712	$ 1,521
Resource related assets		1,285
Property, plant and equipment		2,079
Deferred income and other		1
Accrued revenue		26
Prepaid expenses, deposits and other	(1,844)	233
Net Capital Losses	132
Deferred tax assets		5,145
Prepaid expenses, deposits and other	(612)	(611)
Special mining royalty		(318)
Deferred tax liabilities	(612)	(929)
Net deferred tax (liablities)	$ (612)
Net deferred tax assets		$ 4,216